Share Based Payments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements	9,400,000
Stock options granted	0	0
Share-based payments expense	$ 2,465,039	$ 1,386,533
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options expiry period	10 years
Share based compensation not yet recognized	$ 3,188,418	$ 2,308,928
Share based compensation not yet recognized, weighted average period	2 years 7 days	1 year 10 months 24 days